UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00749

STONEBRIDGE FUNDS TRUST

(Exact name of registrant as specified in charter)

1625 Broadway, Suite 2200, Denver, Colorado 80202

(Address of principal executive offices) (Zip code)

Richard C. Barrett, President

1625 Broadway, Suite 2200

Denver, Colorado 80202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end:  October 31

Date of reporting period: July 31

Item 1 –Schedule of Investments.

STONEBRIDGE GROWTH FUND

STATEMENT OF INVESTMENTS

July 31, 2004

	Shares or Principal Amount	Market Value

COMMON STOCKS (99.9%)
CONSUMER DISCRETIONARY (21.0%)
Department Stores (3.2%)
Kohl’s Corp*	15,000	$686,400

Leisure Products (3.2%)
Mattel Inc	40,000	700,800

Motorcycle Manufacturers (2.2%)
Harley-Davidson Inc	8,000	478,960

Movies and Entertainment (3.9%)
Viacom Inc - Class B	25,000	839,750

Publishing (2.4%)
McGraw-Hill Companies Inc	7,000	525,420

Restaurants (3.0%)
Outback Steakhouse Inc	16,000	649,760

Retail - Home Improvement (3.1%)
Home Depot Inc	20,000	674,400
TOTAL CONSUMER DISCRETIONARY		4,555,490

CONSUMER STAPLES (5.6%)
Hypermarkets & Supercenters (2.8%)
Costco Wholesale Corp	15,000	609,900

Soft Drinks (2.8%)
PepsiCo Inc	12,000	600,000
TOTAL CONSUMER STAPLES		1,209,900

ENERGY (9.8%)
Oil & Gas - Exploration & Production (4.4%)
Anadarko Petroleum Corp	6,000	358,740
Devon Energy Corp	4,000	277,960
Houston Exploration Co*	6,000	324,000
		960,700

Oil & Gas - Integrated (5.4%)
ChevronTexaco Corp	6,000	573,900
Exxon Mobil Corp	13,000	601,900
		1,175,800
TOTAL ENERGY		2,136,500

FINANCIAL (19.8%)
Diverse Financial Services (3.0%)
Citigroup Inc	15,000	661,350

Insurance - Brokers (7.2%)
Arthur J Gallagher & Co	22,000	681,340
Marsh & McLennan Companies Inc	20,000	887,600
		1,568,940
Insurance - Multiline (3.3%)
American International Group Inc	10,000	706,500

Insurance - Property & Casualty (3.3%)
XL Capital Ltd - Class A	10,000	706,800

Regional Banks (3.0%)
Suntrust Bank Inc	10,000	659,500
TOTAL FINANCIAL		4,303,090

HEALTHCARE (14.6%)
Biotechnology (5.2%)
Charles River Laboratories International Inc*	10,000	$450,700
Chiron Corp*	15,000	687,450
		1,138,150
Healthcare Equipment (3.4%)
Medtronic Inc	15,000	745,050

Pharmaceuticals (6.0%)
Johnson & Johnson Inc	12,000	663,240
Pfizer Inc	20,000	639,200
		1,302,440
TOTAL HEALTHCARE		3,185,640

INDUSTRIALS (9.2%)
Industrial Conglomerates (6.3%)
General Electric Co	21,500	714,875
Teleflex Inc	15,000	666,750
		1,381,625
Trade Companies & Distributors (2.9%)
W.W. Grainger Inc	12,000	635,400
TOTAL INDUSTRIALS		2,017,025

MATERIALS (2.5%)
Diverse Metals & Mining (2.5%)
Peabody Energy Corp	9,500	533,710
TOTAL MATERIALS		533,710

TECHNOLOGY (17.4%)
Communications Equipment (1.6%)
Qualcomm Inc	5,000	345,400

Semiconductors (5.1%)
Intel Corp	19,000	463,220
Taiwan Semiconductor Manufacturing Company Ltd	91,267	649,822
		1,113,042
Systems Software (10.7%)
Intuit Inc*	18,000	673,920
Microsoft Corp	25,000	711,500
Oracle Corp*	90,000	945,900
		2,331,320
TOTAL TECHNOLOGY		3,789,762

TOTAL COMMON STOCKS
(Cost $19,148,672)		21,731,117

MUTUAL FUNDS (0.1%)
Fifth Third U.S. Treasury Fund	22,473	22,473
TOTAL MUTUAL FUNDS
(Cost $22,473)		22,473

TOTAL INVESTMENTS (100.0%)
(Cost $19,171,145)		$21,753,590

OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%)		8,185

NET ASSETS (100.0%)		$21,761,775

*Securities on which no cash dividends were paid during the preceding twelve (12) months.

STONEBRIDGE AGGRESSIVE GROWTH FUND

STATEMENT OF INVESTMENTS

July 31, 2004

	Shares or Principal Amount	Market Value

COMMON STOCKS (99.0%)
CONSUMER DISCRETIONARY (23.4%)
Auto Parts & Equipment (3.1%)
Intier Automotive Inc - Class A	10,000	$196,590

Home Furnishings (3.1%)
Chromcraft Revington Inc*	15,000	196,500

Hotel - Resort - Cruise (2.8%)
Fairmont Hotels & Resorts Inc	7,000	180,250

Household Appliances (2.5%)
Helen of Troy Corp Ltd*	5,000	156,650

Leisure Products (3.2%)
JAKKS Pacific Inc*	10,000	200,700

Retail - Computers & Electronics (8.7%)
GameStop Corp - Class A*	14,000	215,600
Leapfrog Enterprises Inc*	17,000	336,600
		552,200
TOTAL CONSUMER DISCRETIONARY		1,482,890

CONSUMER STAPLES (2.6%)
Packaged Foods & Meats (2.6%)
J & J Snack Foods Corp*	4,500	165,285
TOTAL CONSUMER STAPLES		165,285

ENERGY (8.6%)
Oil & Gas - Equipment & Services (3.2%)
Superior Energy Services Inc*	18,000	201,240

Oil & Gas - Exploration & Production (5.4%)
Houston Exploration Co*	3,000	162,000
Spinnaker Exploration Co*	5,000	178,850
		340,850
TOTAL ENERGY		542,090

FINANCIAL (17.8%)
Banks - (3.1%)
W Holding Company Inc	12,000	198,000

Insurance - Brokers (2.9%)
Arthur J Gallagher & Co	6,000	185,820

Insurance - Property & Casualty (6.6%)
Arch Capital Group Ltd*	5,000	192,500
Kingsway Financial Services Inc*	20,000	229,800
		422,300
Specialized Finance (2.3%)
Federal Agricultural Mortgage Corp - Class C*	8,000	146,800

Thrifts & Mortgage Finance (2.9%)
PMI Group Inc	4,500	185,535
TOTAL FINANCIAL		1,138,455

HEALTHCARE (17.3%)
Biotechnology (3.5%)
BioSource International Inc*	30,000	225,000

Healthcare Equipment (11.0%)
Analogic Corp	4,000	166,160
CTI Molecular Imaging Inc*	13,500	141,345
Diagnostic Products Corp	5,000	200,750
Mentor Corp	6,000	188,940
		697,195

Healthcare Supplies (2.8%)
ICU Medical Inc*	6,500	$180,700
TOTAL HEALTHCARE		1,102,895

INDUSTRIALS (7.7%)
Electrical Components (2.0%)
Ballard Power Systems Inc*	18,000	127,260

Industrial Conglomerates (2.8%)
Teleflex Inc	4,000	177,800

Industrial Machinery (2.9%)
Thomas Industries Inc	6,000	186,000
TOTAL INDUSTRIALS		491,060

MATERIALS (4.4%)
Chemicals - Agriculture & Fertilizer (2.6%)
Scotts Co - Class A*	2,750	167,750

Diverse Metals & Mining (1.8%)
Peabody Energy Corp	2,000	112,360
TOTAL MATERIALS		280,110

TECHNOLOGY (17.2%)
Electronic Equipment (2.9%)
OSI Systems Inc*	10,000	186,300

Home Entertainment Software (3.4%)
Take-Two Interactive Software Inc*	7,000	219,240

Office Electronics (4.7%)
Intelli-Check Inc*	52,500	299,250

Semiconductors (3.2%)
Cree Inc*	9,000	201,420

Systems Software (3.0%)
Hummingbird Ltd*	9,000	191,250
TOTAL TECHNOLOGY		1,097,460

TOTAL COMMON STOCKS
(Cost $5,739,461)		6,300,245

MUTUAL FUNDS (1.2%)
Fifth Third U.S. Treasury Fund	75,356	75,356
TOTAL MUTUAL FUNDS
(Cost $75,356)		75,356

TOTAL INVESTMENTS (100.2%)
(Cost $5,814,817)		$6,375,601

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)		(12,903)

NET ASSETS (100.0%)		$6,362,698

*Securities on which no cash dividends were paid during the preceding twelve (12) months.

Item 2 - Controls and Procedures.

(a)           The Registrant’s  Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)           There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STONEBRIDGE FUNDS TRUST

By:	/s/ Richard C. Barrett
Richard C. Barrett
President

Date:	September 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard C. Barrett
Richard C. Barrett
President

Date:	September 29, 2004

By:	/s/ Debra L. Newman
Debra L. Newman
Treasurer

Date:	September 29, 2004